TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio
TDAM U.S. Government Portfolio
TDAM Municipal Portfolio
TDAM California Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio

(All Share Classes)

Supplement dated December 8, 2008
to the Prospectuses dated February 28, 2008, as supplemented to date

Each of the money market funds of TD Asset Management USA Funds Inc. (the “Company”) listed above (each, a “Fund” and collectively, the “Funds”) currently participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Department of the Treasury (the “Treasury”). The Program guarantees a share price of $1.00 for money market funds held by a shareholder as of the close of business on September 19, 2008. The initial term of the Program was for three months and is set to expire on December 18, 2008.

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”). All money market funds that currently participate in the Program and meet the extension requirements are eligible to participate in the Program Extension.

On December 4, 2008, the Board of Directors of the Company approved the participation by each of the Funds in the Program Extension. Any shares held by a Fund shareholder as of the close of business on September 19, 2008 (“Eligible Shareholder”) will continue to be insured against loss under the Program Extension in the event the Fund’s per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates its holdings. The Program covers the amount a shareholder held in a Fund as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who has continuously maintained an account with a Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program does not provide coverage for any increase in the number of shares held in an Eligible Shareholder’s account after the close of business on September 19, 2008.

Continued participation in the Program requires a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Fund as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment will be borne by the Funds without regard to any expense limitation currently in effect for the Funds.

The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is further extended, the Funds will consider whether to continue to participate.

Any questions regarding the Funds’ continued participation in the Program should be directed to your financial intermediary using the contact information provided in your Fund’s prospectus. More information about the Program Extension is available at http://www.ustreas.gov.

Shareholders should retain this supplement for future reference.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund
TDAM Institutional U.S. Government Fund

(All Share Classes)

Supplement dated December 8, 2008
to the Prospectuses dated February 28, 2008, as supplemented to date

Each of the money market funds of TD Asset Management USA Funds Inc. (the “Company”) listed above (each, a “Fund” and collectively, the “Funds”) currently participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Department of the Treasury (the “Treasury”). The Program guarantees a share price of $1.00 for money market funds held by a shareholder as of the close of business on September 19, 2008. The initial term of the Program was for three months and is set to expire on December 18, 2008.

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”). All money market funds that currently participate in the Program and meet the extension requirements are eligible to participate in the Program Extension.

On December 4, 2008, the Board of Directors of the Company approved the participation by each of the Funds in the Program Extension. Any shares held by a Fund shareholder as of the close of business on September 19, 2008 (“Eligible Shareholder”) will continue to be insured against loss under the Program Extension in the event the Fund’s per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates its holdings. The Program covers the amount a shareholder held in a Fund as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who has continuously maintained an account with a Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program does not provide coverage for any increase in the number of shares held in an Eligible Shareholder’s account after the close of business on September 19, 2008.

Continued participation in the Program requires a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Fund as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment will be borne by the Funds without regard to any expense limitation currently in effect for the Funds.

The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is further extended, the Funds will consider whether to continue to participate.

Any questions regarding the Funds’ continued participation in the Program should be directed to your financial intermediary using the contact information provided in your Fund’s prospectus. More information about the Program Extension is available at http://www.ustreas.gov.

Shareholders should retain this supplement for future reference.